A&D Mortgage Trust 2024-NQM3 ABS-15G

Exhibit 99.10

Field Label	Loans With Discrepancy	Total Times Compared	% Variance
AR Initial Interest Rate Rate	1	66	1.52%
Underwriting Guideline Name	0	116	0%
Property Type	6	184	3.26%
MIN No	2	189	1.06%
B1 First Name	1	190	0.53%
Application Date	7	190	3.68%
Underwriting Guideline Lender Name	0	22	0%
Mortgage Origination Channel	12	189	6.35%
Loan Amount	0	184	0%
Underwriting Guideline Version Date	2	22	9.09%
Sales Price	1	183	0.55%
Reviewed Total Debt Debt Income Ratio	0	2	0%
Qualifying LTV	11	187	5.88%
Refinance Type	7	60	11.67%
Qualifying CLTV	9	187	4.81%
Property Zip Code Code	0	190	0%
DSCR	11	184	5.98%
Qualifying FICO	3	157	1.91%
Loan Program	0	190	0%
B2 First Name	0	35	0%
Lender Name	70	190	36.84%
Numberof Units	0	190	0%
Property County	1	190	0.53%
Property State	0	190	0%
Loan Purpose	0	190	0%
Note Date	5	187	2.67%
Final Qualifying Property Value	0	6	0%
B1 Last Name	3	190	1.58%
Property Address	0	190	0%
First Payment Date	13	190	6.84%
B2 Last Name	0	35	0%
Originator QM Status	40	190	21.05%
Initial Monthly PIOr PIOr IOPayment	4	190	2.11%
B1 Citizen	3	190	1.58%
Underwriting Guideline Version	0	187	0%
Property City	0	190	0%
Qualifying Total Debt Debt Income Ratio	25	157	15.92%
Primary Appraised Property Property Value	1	157	0.64%
All Borrower Total Total Income	5	152	3.29%
Property Value	0	21	0%
Loan Origination Company	2	3	66.67%